SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021
Leases
2023	$ 8,402	$ 4,056	[1]	$ 6,060	[2]
2024	8,673	9,878		9,878		$ 13,025
2025	8,753	9,732		9,732		14,973
2026	7,863	9,645		9,645		14,785
2027	7,541	9,040		9,040		13,178
2026						11,906
Thereafter	7,583	17,110		17,110		19,065
Total	$ 48,815	$ 59,461		$ 61,465		$ 86,932

[1]	Estimated minimum lease receivables for the year ending December 31, 2022 include only payments scheduled to be received after June 30, 2022.
[2]	Estimated minimum lease receivables for the year ending December 31, 2022 include only payments scheduled to be received after March 31, 2022.